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Guardian Integrated Research VIP Fund
Guardian Integrated Research VIP Fund

GUARDIAN VARIABLE PRODUCTS TRUST
Guardian Integrated Research VIP Fund

Guardian Select Mid Cap Core VIP Fund

Supplement dated October 25, 2021
to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2021, as supplemented

The Board of Trustees (the “Board”) of Guardian Variable Products Trust recently approved a reduction in the management fees for Guardian Integrated Research VIP Fund and Guardian Select Mid Cap Core VIP Fund. Additionally, the Board approved a reduction in the expense limit for Guardian Integrated Research VIP Fund. These reductions are effective October 25, 2021.

Accordingly, effective October 25, 2021, the following changes are made to the Prospectus and SAI, as applicable:

The “Fees and Expenses of the Fund” section and “Annual Fund Operating Expenses” sub-section on page 21 of the Prospectus with respect to Guardian Integrated Research VIP Fund is revised by replacing the table and footnotes in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Guardian Integrated Research VIP Fund Guardian Integrated Research VIP Fund
Management Fees	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%	[2]
[1]	Restated to reflect current management fees. The management fee rate is as follows: 0.50% on assets up to $200 million; 0.43% on assets from $200 million to $300 million; and 0.40% on assets over $300 million.
[2]	Park Avenue Institutional Advisers LLC, the Fund’s investment manager (the “Manager”), has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.84% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Manager’s recoupment rights. The Manager may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. “Fee Waiver and/or Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect the current expense limitation arrangement.

The “Example” section on page 21 of the Prospectus with respect to Guardian Integrated Research VIP Fund is revised by replacing the table in its entirety with the following:
Expense Example	1 Year	3 Years	5 Years	10 Years
Guardian Integrated Research VIP Fund | Guardian Integrated Research VIP Fund | USD ($)	86	292	515	1,156

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.